2. Acquisition (Tables)	12 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Business combination

Current assets	$144,000
Property and equipment	118,100
Goodwill*	115,400
Other intangible assets	1,210,000

Total Purchase Price	$1,587,500

Pro Forma Results
2014

Revenues	$7,623,200

Net loss	$(69,300)

Net loss per share – basic	$ (.05)

Net loss per share - diluted	$ (.05)